Derivative Instruments - Schedule of Notional Amount and Average Rates of Derivatives and the Carrying Amount of Deposits Designated as Hedging Instruments, by Term to Maturity (Parenthetical) (Detail) - CAD ($)
$ in Millions
12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 8,382,140	$ 6,207,882
Interest rate risk [member] | Fair Value Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	109
Interest rate swaps [Member] | Interest rate risk [member] | Cash Flow Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	167,945	94,152
Interest rate swaps [Member] | Interest rate risk [member] | Fair Value Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	103,671	80,711
Interest rate swaps [Member] | Interest rate risk [member] | Fair Value Hedges [member] | USD LIBOR [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 31,455	$ 43,642
Interest rates swaps maturity period	Jun. 30, 2023	Dec. 31, 2021
Interest rate swaps [Member] | Interest rate risk [member] | Fair Value Hedges [member] | GBP LIBOR [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 0	$ 0
Interest rates swaps maturity period	Dec. 31, 2021	Dec. 31, 2021
Cross currency swaps and foreign exchange forwards [member] | Foreign exchange risk [member] | Fair Value Hedges [member] | USD LIBOR [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 0	$ 0
Interest rates swaps maturity period	Jun. 30, 2023	Dec. 31, 2021
LIBOR Or Other Potentially Impacted IBORs [Member] | Interest rate swaps [Member] | Interest rate risk [member] | Cash Flow Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 22,689	$ 35,519
Interest rates swaps maturity period	Jun. 30, 2023	Dec. 31, 2021
LIBOR Or Other Potentially Impacted IBORs [Member] | Cross currency swaps and foreign exchange forwards [member] | Interest rate risk [member] | Cash Flow Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 0	$ 718
Interest rates swaps maturity period	Dec. 31, 2021
LIBOR Or Other Potentially Impacted IBORs [Member] | Cross currency swaps and foreign exchange forwards [member] | Interest rate risk [member] | Cash Flow Hedges [member] | USD LIBOR [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 0	$ 0
Interest rates swaps maturity period	Jun. 30, 2023	Dec. 31, 2021
CDOR [member] | Interest rate swaps [Member] | Equity price risk [member] | Cash Flow Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 455
Interest rates swaps maturity period	Jun. 28, 2024
CDOR [member] | Interest rate swaps [Member] | Interest rate risk [member] | Cash Flow Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 49,560
Interest rates swaps maturity period	Jun. 28, 2024
CDOR [member] | Interest rate swaps [Member] | Interest rate risk [member] | Fair Value Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 21,043
Interest rates swaps maturity period	Jun. 28, 2024
CDOR [member] | Cross currency swaps and foreign exchange forwards [member] | Foreign exchange risk [member] | Fair Value Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 0
Interest rates swaps maturity period	Jun. 28, 2024
CDOR [member] | Cross currency swaps and foreign exchange forwards [member] | Interest rate risk [member] | Cash Flow Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 0
Interest rates swaps maturity period	Jun. 28, 2024